CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Unaudited) - USD ($) $ in Thousands	Ordinary shares [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive (loss) [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2017	$ 2,601	$ 921,726	$ (3,046)	$ (702,959)	$ 218,322
Balance, shares at Dec. 31, 2017	54,737,267
Effect of adoption of ASC 606				1,521	1,521
Stock-based compensation of options		488			488
Exercise of stock options	$ 9	564			573
Exercise of stock options, shares	164,250
Comprehensive income (loss)			(2,223)	4,462	2,239
Balance at Jun. 30, 2018	$ 2,610	922,778	(5,269)	(696,976)	223,143
Balance, shares at Jun. 30, 2018	54,901,517
Balance at Dec. 31, 2018	$ 2,625	924,856	(5,380)	(683,029)	$ 239,072
Balance, shares at Dec. 31, 2018	55,176,107				55,176,107
Stock-based compensation of options		1,293			$ 1,293
Exercise of stock options	$ 15	360			375
Exercise of stock options, shares	265,196
Dividend distribution				(24,864)	(24,864)
Comprehensive income (loss)			1,051	6,229	7,280
Balance at Jun. 30, 2019	$ 2,640	$ 926,509	$ (4,329)	$ (701,664)	$ 223,156
Balance, shares at Jun. 30, 2019	55,441,303				55,441,303